Annual Total Returns - Eaton Vance Mutual Funds Trust - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Total Return Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	8.85%	4.18%	6.70%	(13.09%)	2.75%	5.60%	10.53%	(1.08%)	7.43%	11.40%
Eaton Vance AMT-Free Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.30%	1.25%	7.12%	(11.91%)	1.80%	5.16%	7.57%	1.15%	4.85%	0.14%